Schedule of Financial Instruments Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Liabilities:
Forward Purchase derivative liability (Refer Note 21. Forward Purchase agreement)	$ 9,692
Fair Value, Recurring [Member]
Liabilities:
Warrant liability	121	945
Forward Purchase derivative liability (Refer Note 21. Forward Purchase agreement)	9,692
Liabilities	9,813	16,455
Related Party convertible Notes Payable, at fair value (Refer Note 10. Long-Term Debt)		6,524
Convertible Notes at Fair Value (Refer Note 10. Long-Term Debt)		8,986
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Liabilities:
Warrant liability
Forward Purchase derivative liability (Refer Note 21. Forward Purchase agreement)
Liabilities
Related Party convertible Notes Payable, at fair value (Refer Note 10. Long-Term Debt)
Convertible Notes at Fair Value (Refer Note 10. Long-Term Debt)
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Liabilities:
Warrant liability
Forward Purchase derivative liability (Refer Note 21. Forward Purchase agreement)
Liabilities
Related Party convertible Notes Payable, at fair value (Refer Note 10. Long-Term Debt)
Convertible Notes at Fair Value (Refer Note 10. Long-Term Debt)
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Liabilities:
Warrant liability	121	945
Forward Purchase derivative liability (Refer Note 21. Forward Purchase agreement)	9,692
Liabilities	$ 9,813	16,455
Related Party convertible Notes Payable, at fair value (Refer Note 10. Long-Term Debt)		6,524
Convertible Notes at Fair Value (Refer Note 10. Long-Term Debt)		$ 8,986